Fees Summary	Mar. 19, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,996,632.89
Total Fee Amount	413.84
Total Offset Amount	0.00
Net Fee	$ 413.84
Offering Table N/A
Offset Table N/A	N/A